UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.):  [  ] is a restatement.
					     [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:    Widmann, Siff & Co., Inc.
Address: 551 West Lancaster Avenue
	   Suite 304
         Haverford, PA  19041

Form 13F File Number:  28-2100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kim M. Davis
Title:    Vice President
Phone:    (610) 520-0500

Signature, Place, and Date of Signing:

Kim M. Davis		Haverford, PA		August 12, 2005
  Signature			 City, State		    Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
      holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:		  0

Form 13F Information Table Entry Total:    86

Form 13F Information Table Value Total:   $138,547
                                         (thousands)

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance Auto Parts Inc         COM              00751Y106     4628 71700.000SH       SOLE                25000.000         46700.000
Altria Group, Inc.             COM              02209s103      312 4828.971 SH       SOLE                  275.000          4553.971
American Express Co.           COM              025816109      272 5111.000 SH       SOLE                  861.000          4250.000
American Financial Group       COM              025932104      382 11392.000SH       SOLE                 3800.000          7592.000
Amerigas Partners LP           COM              030975106      263 8025.000 SH       SOLE                  825.000          7200.000
Amgen Inc.                     COM              031162100     1849 30585.000SH       SOLE                10855.000         19730.000
Amsouth Bancorporation         COM              032165102      646 24837.000SH       SOLE                10975.000         13862.000
Anadarko Petroleum Corp.       COM              032511107     6313 76845.000SH       SOLE                31905.000         44940.000
Anheuser Busch Cos., Inc.      COM              035229103      995 21750.000SH       SOLE                10175.000         11575.000
Avaya, Inc.                    COM              053499109      277 33322.000SH       SOLE                 9150.000         24172.000
Avon Products, Inc.            COM              054303102      401 10600.000SH       SOLE                 7200.000          3400.000
BB & T Corp.                   COM              054937107      438 10947.562SH       SOLE                 2450.000          8497.562
Ball Corp.                     COM              058498106     1642 45675.000SH       SOLE                17675.000         28000.000
Bank of America                COM              060505104      429 9410.476 SH       SOLE                 2777.000          6633.476
Beverly Hills Bancorp.         COM              087866109      279 25525.000SH       SOLE                 7400.000         18125.000
Blount International           COM              095180105      619 37075.000SH       SOLE                18425.000         18650.000
CBL & Assoc. Properties        COM              124830100      357 8300.000 SH       SOLE                 3400.000          4900.000
Calpine Corp.                  COM              131347106       55 16300.000SH       SOLE                                  16300.000
Celanese Corp.                 COM              150870103     1325 83370.000SH       SOLE                48175.000         35195.000
Chesapeake Energy Corp.        COM              165167107     7726 338875.000SH      SOLE               163650.000        175225.000
Citigroup Inc.                 COM              172967101     4871 105362.227SH      SOLE                39682.000         65680.227
Colgate Palmolive Co.          COM              194162103     1674 33542.000SH       SOLE                17400.000         16142.000
Colonial Properties Trust      COM              195872106      282 6415.000 SH       SOLE                 1965.000          4450.000
Commerce Bancorp Inc. NJ       COM              200519106     4333 142940.000SH      SOLE                56650.000         86290.000
Developers Diversified         COM              251591103      730 15875.084SH       SOLE                 3754.000         12121.084
Devon Energy Corp.             COM              25179m103     2520 49725.000SH       SOLE                15169.000         34556.000
Dixon Oil & Gas                COM              255840209        0 10000.000SH       SOLE                                  10000.000
Duquesne Light Holdings        COM              266233105      198 10625.000SH       SOLE                                  10625.000
Emerson Electric Co.           COM              291011104      239 3820.000 SH       SOLE                 2025.000          1795.000
Enterprise Products Partners L COM              293792107     2751 102703.219SH      SOLE                25787.000         76916.219
Equity Inns Inc.               COM              294703103     1027 77225.000SH       SOLE                28125.000         49100.000
Exploration Co. of DE          COM              302133202       61 14100.000SH       SOLE                14100.000
Exxon Mobil Corp.              COM              30231g102      317 5512.000 SH       SOLE                  712.000          4800.000
Fastenal Co.                   COM              311900104     2495 40730.000SH       SOLE                19325.000         21405.000
First Financial Bankshares     COM              32020R109      289 8543.942 SH       SOLE                  732.000          7811.942
Florida Rock Inds. Inc.        COM              341140101      278 3790.000 SH       SOLE                 2075.000          1715.000
General Electric Co.           COM              369604103     1660 47909.285SH       SOLE                14065.000         33844.285
General Growth Properties      COM              370021107      350 8530.000 SH       SOLE                 1425.000          7105.000
GlaxoSmithkline Plc.           COM              37733w105     1288 26560.000SH       SOLE                15725.000         10835.000
Glimcher Realty Trust          COM              379302102     1152 41500.000SH       SOLE                20100.000         21400.000
Health Care Property Investors COM              421915109      392 14500.000SH       SOLE                 1300.000         13200.000
Home Depot, Inc.               COM              437076102      260 6688.000 SH       SOLE                  980.000          5708.000
ITT Educational Services       COM              45068B109     7453 139515.000SH      SOLE                52350.000         87165.000
Int'l Business Machines        COM              459200101      237 3188.000 SH       SOLE                   20.000          3168.000
Intel Corp.                    COM              458140100      316 12145.481SH       SOLE                  600.000         11545.481
Istar Financial Inc.           COM              45031u101      677 16275.000SH       SOLE                 9125.000          7150.000
J. P. Morgan Chase & Co.       COM              46625h100      232 6575.000 SH       SOLE                 1698.000          4877.000
Johnson & Johnson              COM              478160104      812 12498.251SH       SOLE                 2505.000          9993.251
Keyspan Energy Corp.           COM              49337W100      219 5375.000 SH       SOLE                  125.000          5250.000
Kinder Morgan Energy Partners  COM              494550106     2267 44516.289SH       SOLE                17910.000         26606.289
Laboratory Corp. of America    COM              50540R409     5977 119775.000SH      SOLE                39450.000         80325.000
Liberty Media Corp. Ser. A     COM              530718105     2709 265892.000SH      SOLE               119943.000        145949.000
Lowes Companies, Inc.          COM              548661107      329 5650.000 SH       SOLE                 1775.000          3875.000
Magellan Midstream Partners LP COM              559080106      636 19391.310SH       SOLE                 1400.000         17991.310
Microsoft Corp.                COM              594918104      374 15055.193SH       SOLE                  945.000         14110.193
Mid America Apartment Communit COM              59522j103      267 5885.041 SH       SOLE                 2875.000          3010.041
Mills Corp.                    COM              601148109      432 7100.000 SH       SOLE                 3000.000          4100.000
NASDQ Emerging Mrkts. 50 ADR B COM              09348R300      284 3100.000 SH       SOLE                 1900.000          1200.000
Newcastle Investment           COM              65105M108      575 19070.000SH       SOLE                15625.000          3445.000
Northern Border Partns         COM              664785102      446 9075.000 SH       SOLE                  475.000          8600.000
Par Pharmaceuticals Co.        COM              69888P106     3857 121265.000SH      SOLE                41865.000         79400.000
Penn Virginia Corp.            COM              707882106     1331 29790.000SH       SOLE                19350.000         10440.000
Pennsylvania Real Estate       COM              709102107     3807 80142.999SH       SOLE                25982.000         54160.999
Pepsico, Inc.                  COM              713448108      201 3732.000 SH       SOLE                  100.000          3632.000
Pfizer, Inc.                   COM              717081103     6619 240001.174SH      SOLE                96895.000        143106.174
Presidential Life Corp.        COM              740884101      295 17250.000SH       SOLE                 7075.000         10175.000
Quest Diagnostics, Inc.        COM              74834L100     6286 118010.000SH      SOLE                42400.000         75610.000
Regions Financial Corp. (new)  COM              758940100      241 7100.000 SH       SOLE                 2992.000          4108.000
Resource America Inc.          COM              761195205     2100 54497.000SH       SOLE                20414.000         34083.000
Salix Pharmaceuticals Ltd.     COM              795435106      412 23350.000SH       SOLE                11850.000         11500.000
Service Master Co.             COM              81760N109      532 39705.000SH       SOLE                13925.000         25780.000
Shire Pharmaceuticals ADR      COM              82481r106      973 29665.001SH       SOLE                 9591.000         20074.001
Smurfit-Stone Container Corp.  COM              832727101      167 16450.000SH       SOLE                 4825.000         11625.000
Sovereign Bancorp, Inc.        COM              845905108     3318 148526.000SH      SOLE                69100.000         79426.000
St. Paul Travelers Cos., Inc.  COM              792860108      725 18332.000SH       SOLE                 4450.000         13882.000
Steris Corp.                   COM              859152100     1350 52375.000SH       SOLE                22425.000         29950.000
Susquehanna Bancshares, Inc.   COM              869099101      287 11670.000SH       SOLE                 1900.000          9770.000
Symantec                       COM              871503108      389 17875.000SH       SOLE                 3500.000         14375.000
Terex Corp.                    COM              880779103     2860 72590.000SH       SOLE                27650.000         44940.000
Thermo Electron Corp.          COM              883556102      248 9225.000 SH       SOLE                 2850.000          6375.000
Trustco Bank Corp. NY          COM              898349105      257 19700.000SH       SOLE                 6175.000         13525.000
Watson Pharmaceuticals         COM              942683103      311 10529.000SH       SOLE                 3694.000          6835.000
WellPoint Health Networks      COM              94973v107     9336 134066.000SH      SOLE                49130.000         84936.000
Wells Fargo & Co.              COM              949746101      293 4753.119 SH       SOLE                 1400.000          3353.119
XTO Energy Inc.                COM              98385x106    11464 337280.082SH      SOLE               126906.070        210374.011
Celanese Corp. Pfd.                             150870202      268    10925 SH       SOLE                     5500              5425